UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments. – The schedule of investments as of July 31, 2008, is filed herewith.

First Eagle Global Fund

SCHEDULE OF INVESTMENTS

July 31, 2008

(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)
	Common and Preferred Stocks - U.S. - 23.13%

	Consumer Discretionary - 0.76%
1,635,041	McDonald’s Corporation	$28,915,937	$97,759,101
1,527,560	International Speedway Corporation, Class ‘A’ (c)	75,691,225	56,198,932
390,000	Weyco Group, Inc.	1,285,374	11,325,600
185,000	St. John Knits International Inc. (a)	3,180,703	4,902,500
		109,073,239	170,186,133
	Energy - 2.85%
4,376,411	San Juan Basin Royalty Trust (c)	159,437,184	167,047,608
2,025,253	ConocoPhillips Company	91,593,086	165,301,150
1,409,841	Apache Corporation	90,186,128	158,141,865
1,107,340	Murphy Oil Corporation	45,709,775	88,288,218
1,042,780	Helmerich & Payne, Inc.	30,576,616	61,659,581
		417,502,789	640,438,422
	Financials - 2.23%
8,950,243	American Express	386,570,297	332,233,020
2,689,620	Legg Mason, Inc.	162,606,824	108,526,167
1,912,740	Willis Group Holdings Limited	63,879,298	59,811,380
40,874	East Texas Financial Services, Inc.	306,555	602,891
		613,362,974	501,173,458
	Health Care - 1.04%
2,499,370	Wellpoint Inc. (a)	118,103,478	131,091,957
1,506,690	Johnson & Johnson	86,583,756	103,163,064
		204,687,234	234,255,021
	Holding Companies - 2.23%
4,349	Berkshire Hathaway Inc., Class ‘A’ (a)	363,235,288	497,743,050
2,485	J.G. Boswell Company	573,840	2,179,345
		363,809,128	499,922,395
	Industrials - 4.09%
4,564,980	3M Company	364,617,757	321,328,942
10,059,141	Cintas Corporation (c)	363,461,597	286,081,970
1,278,640	Alliant Techsystems Inc. (a)	141,943,356	126,572,574
9,778,961	Blount International, Inc. (a)(c)	127,911,050	110,795,628
1,576,258	UniFirst Corporation	37,181,601	70,569,071
4,169	Conbraco Industries, Inc. (a)(c)	1,258,498	1,292,390
365,000	Kaiser Ventures LLC (a)(b)(c)(d)(e)(f)	—	1,007,400
		1,036,373,859	917,647,975
	Materials - 0.49%
1,699,990	Vulcan Materials Company	114,007,057	109,122,358

	Media - 1.04%
11,359,755	Comcast Corporation-Special Class ‘A’	231,984,665	233,329,368
34,924	Mills Music Trust (c)	1,055,337	1,175,193
		233,040,002	234,504,561
	Paper and Forest Products - 2.99%
6,555,458	Plum Creek Timber Company, Inc.	237,056,207	319,381,914
5,905,362	Rayonier Inc. (c)	132,354,108	275,898,513
1,258,500	Deltic Timber Corporation (c)	62,903,243	76,604,895
		432,313,558	671,885,322
	Precious Metals - 1.10%
8,486,502	Newmont Mining Corporation Holding Company	201,143,000	248,203,020

	Real Estate - 0.01%
137,410	Price Legacy Corporation Pfd., Series ‘A’	1,339,514	1,563,039
21,124	Security Capital European Realty (a)(d)(f)	—	—
192,250	LandCo LLC (a)(b)(d)(e)(f)	669,030	669,030
		2,008,544	2,232,069

See Notes to Schedule of Investments

	Retail - 2.34%
5,926,846	Barnes & Noble, Inc. (c)	162,351,659	140,229,176
2,236,590	Costco Wholesale Corporation	82,585,202	140,189,461
2,408,250	Tiffany & Company	73,591,936	91,007,768
3,598,150	The Home Depot Inc.	94,046,983	85,743,915
797,725	Wal-Mart Stores, Inc.	34,878,845	46,762,639
2,219,567	Dillard’s Inc., Class ‘A’	40,158,446	22,439,822
		487,613,071	526,372,781
	Technology and Telecommunications - 1.30%
4,462,717	Microsoft Corporation	101,538,514	114,781,081
4,957,770	Maxim Integrated Products, Inc.	126,045,882	97,370,603
2,534,490	Linear Technology Corporation	82,493,960	78,695,914
		310,078,356	290,847,598
	Utilities - 0.66%
4,440,260	IDACORP, Inc. (c)	148,334,642	132,364,151
335,000	CalEnergy Capital Trust 6.5% Conv. Pfd.	14,782,812	15,410,000
		163,117,454	147,774,151
	Total Common and Preferred Stocks - U.S.	4,688,130,265	5,194,565,264

	Common and Preferred Stocks - International - 52.81%

	Belgium - 0.12%
2,210,071	Deceuninck (c)	55,268,004	26,871,462

	Brazil - 0.31%
1,506,230	Petroleo Brasileiro SA ADR	17,621,139	69,045,583

	Canada - 0.25%
2,628,490	Harry Winston Diamond Corporation	66,744,399	55,818,842

	Chile - 0.07%
7,600,803	Quinenco SA	5,676,192	15,073,481

	France - 13.34%
7,082,902	Sodexo	269,705,837	464,377,294
6,144,167	Sanofi-Aventis	482,354,151	431,659,243
2,841,361	Wendel (c)	206,456,625	317,168,877
3,058,609	Neopost SA (c)	297,529,181	305,661,130
5,602,623	Carrefour SA	363,840,761	287,589,884
2,020,348	Air Liquide	233,583,884	265,393,114
5,137,262	Rémy Cointreau SA (c)	239,867,114	253,051,708
3,894,809	Essilor International SA	166,878,728	192,822,244
3,703,110	Vivendi SA	144,502,241	155,681,868
2,410,546	Société BIC SA	135,219,804	122,947,356
657,810	Total SA	44,053,939	50,654,484
62,951	Société Sucrière de Pithiviers-le-Vieil (c)	35,893,744	49,947,171
440,723	Guyenne et Gascogne SA (c)	60,497,611	49,127,308
165,085	Robertet SA	21,842,347	21,358,767
42,252	Robertet SA C.I.	800,508	4,807,957
104,457	Gaumont SA	6,087,824	8,955,518
385,000	Sabeton SA (c)	4,841,233	7,231,664
71,000	NSC Groupe (c)	12,503,175	6,020,710
		2,726,458,707	2,994,456,297
	Germany - 1.61%
2,108,096	Fraport AG	86,551,080	129,012,311
1,010,294	Pfeiffer Vacuum Technology AG (c)	91,465,267	90,364,696
877,242	Hornbach Holding AG Pfd.	63,837,360	78,833,209
1,337,532	Bertelsmann AG D.R.C.	33,414,943	42,491,184
386,842	Hornbach Baumarkt AG	21,504,161	20,954,577
		296,772,811	361,655,977
	Hong Kong - 0.70%
9,608,390	Guoco Group Limited	90,540,219	100,987,975
20,426,440	Shaw Brothers (Hong Kong) Limited (c)	21,028,349	52,363,403
20,738,780	City e-Solutions Limited (c)	936,898	2,924,025
		112,505,466	156,275,403

See Notes to Schedule of Investments

	India - 0.36%
4,362,480	Tata Motors Limited	59,322,590	41,344,937
1,001,999	Nestlé India Limited	12,190,035	38,424,279
		71,512,625	79,769,216
	Italy - 1.83%
17,627,265	Italcementi S.p.A. RNC	243,801,791	185,609,740
4,682,069	Italcementi S.p.A.	86,201,872	65,722,186
1,504,322	Italmobiliare S.p.A. RNC	110,888,792	74,381,419
967,392	Italmobiliare S.p.A.	103,517,282	68,612,677
3,077,720	Gewiss S.p.A.	18,658,555	17,846,889
		563,068,292	412,172,911
	Japan - 21.15%
9,712,830	Secom Company, Limited	441,193,277	448,263,689
3,495,300	SMC Corporation	419,474,893	349,837,728
7,086,170	Shimano Inc. (c)	164,314,591	328,352,254
1,470,690	Keyence Corporation	323,885,839	322,337,413
5,211,900	Ono Pharmaceutical Company, Limited	237,044,527	287,389,880
6,555,820	Astellas Pharma Inc.	273,668,961	284,943,198
13,267,700	Toho Company, Limited (c)	254,812,830	279,727,700
51,477,100	Aioi Insurance Company, Limited (c)	246,693,014	276,694,481
3,208,880	FANUC Limited	296,904,831	256,341,649
13,373,750	MISUMI Group Inc. (c)	234,225,656	253,457,381
25,358,450	Sompo Japan Insurance Inc.	275,586,627	252,867,728
12,479,700	THK Company, Limited (c)	240,015,272	223,675,824
4,567,060	Canon Inc.	218,295,606	209,931,121
1,805,110	Hirose Electric Company, Limited	201,195,258	171,803,713
10,972,000	Kirin Holdings Company, Limited	145,500,358	167,673,676
3,663,695	Meitec Corporation (c)	109,855,533	90,145,130
5,147,000	T. Hasegawa Company, Limited (c)	79,849,658	79,753,339
3,045,610	Shimachu Company, Limited (c)	76,929,113	75,360,537
3,103,780	Chofu Seisakusho Company, Limited (c)	56,624,767	59,397,671
3,113,500	Circle K Sunkus Company, Limited	54,512,401	54,245,679
5,947,850	NIPPONKOA Insurance Company, Limited	21,493,299	48,065,661
8,136,060	PARK24 Company, Limited (c)	81,792,159	45,541,729
3,629,220	Aiful Corporation	61,108,037	38,073,092
3,403,492	Nissin Healthcare Food Service Company, Limited	47,257,857	37,029,791
1,725,100	Ariake Japan Company, Limited (c)	29,754,119	28,201,440
407,830	Mabuchi Motor Company, Limited	24,369,065	21,278,744
2,060,700	Seikagaku Corporation	21,875,804	20,453,266
1,051,300	Aderans Company, Limited	24,356,774	18,686,747
550,764	Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	18,534,977	18,374,963
188,760	Shoei Company, Limited	491,308	2,137,665
		4,681,616,411	4,750,042,889
	Malaysia - 0.79%
98,012,905	Genting Berhad	207,219,051	177,603,237

	Mexico - 1.15%
9,745,693	Industrias Peñoles, SAB de C.V.	17,199,241	257,301,131

	Netherlands - 0.37%
1,954,863	Heineken Holding NV	53,392,370	83,860,072

	Singapore - 0.46%
3,238,180	United Overseas Bank Limited	41,783,813	46,110,926
12,704,120	Fraser & Neave Limited	12,799,700	41,139,804
13,467,250	ComfortDelgro Corporation Limited	3,279,184	15,455,835
		57,862,697	102,706,565
	South Africa - 1.18%
16,442,140	Gold Fields Limited ADR	247,840,729	194,181,673
749,210	Gold Fields Limited	2,173,736	9,041,106
4,765,067	Harmony Gold Mining Company, Limited ADR (a)	57,634,060	51,510,374
1,000,000	Harmony Gold Mining Company, Limited (a)	4,591,642	10,946,292
		312,240,167	265,679,445
	South Korea - 3.83%
10,255,631	SK Telecom Company, Limited ADR	238,638,592	218,650,053
7,646,013	Kangwon Land Inc.	157,522,477	182,074,911
465,610	Samsung Electronics Company, Limited Pfd.	79,915,001	172,064,760
1,862,671	KT&G Corporation	87,524,545	165,276,277

See Notes to Schedule of Investments

	51,900	Lotte Confectionery Company, Limited	21,157,499	60,769,231
	39,989	Nam Yang Dairy Products Company, Limited (c)	7,325,466	27,659,009
	124,183	SK Holdings Company Limited	15,948,637	15,092,643
	1,589,160	Daeduck GDS Company, Limited (c)	14,042,994	11,101,587
	1,869,420	Daeduck Electronics Company, Limited	13,292,480	6,677,490
			635,367,691	859,365,961
		Switzerland - 4.07%
	3,820,052	Pargesa Holding SA	241,364,420	397,068,295
	4,963,030	Nestlé SA	118,927,370	218,086,514
	3,870	Lindt & Spruengli AG	117,320,035	107,410,814
	40,274	Lindt & Spruengli AG PC	67,067,587	106,345,021
	847,356	Kuehne & Nagel International AG	4,831,442	71,107,927
	39,740	Edipresse SA	10,811,874	13,244,772
			560,322,728	913,263,343
		Thailand - 0.43%
	26,375,300	Bangkok Bank Public Company Limited NVDR	84,757,791	85,843,765
	448,850	Bangkok Bank Public Company Limited	1,459,292	1,487,678
	577,000	The Oriental Hotel Public Company, Limited	2,636,472	8,855,718
			88,853,555	96,187,161
		United Kingdom - 0.67%
	1,609,143	Anglo American Plc	35,465,322	93,155,439
	7,438,180	Fresnillo Plc (a)	73,566,235	58,229,867
			109,031,557	151,385,306
		Other - 0.12%
	1,661,282	Banco Latinoamericano de Exportaciones SA ADR	26,824,616	30,467,912
		Total Common and Preferred Stocks - International	10,665,557,719	11,859,002,194

	Ounces
		Commodity - 5.09%
	1,249,002	Gold bullion (a)	693,749,790	1,141,899,963

	Principal Amount
		U.S. Notes and Bonds - 2.46%

		U.S. Government Obligations - 1.56%
$120,080,616		U.S. Treasury Inflation Index Note 1.875% due 7/15/2013 (g)	$125,625,661	$124,583,760
	135,686,228	U.S. Treasury Inflation Index Note 2.375% due 4/15/2011 (g)	139,663,990	141,315,172
	81,051,696	U.S. Treasury Inflation Index Note 4.25% due 1/15/2010 (g)	82,952,602	85,794,517
			348,242,253	351,693,449
		U.S. Corporate Bonds - 0.90%
	4,910,000	American Standard Companies Inc. 8.25% due 6/1/2009	4,955,613	5,055,469
	2,810,655	Avis Budget Car Rental LLC 7.625% due 5/15/2014	2,758,003	2,009,618
	5,467,000	Bausch & Lomb Inc. 7.125% due 8/1/2028	4,695,143	4,810,960
	28,930,000	Blount International, Inc. 8.875% due 8/1/2012	28,955,674	29,436,275
	6,900,000	Briggs & Stratton Corporation 8.875% due 3/15/2011	7,065,698	6,934,500
	13,500,000	GATX Corporation 8.875% due 6/1/2009	13,359,341	13,867,659
	14,500,000	Level 3 Financing, Inc. 9.25% due 11/1/2014	14,039,140	13,267,500
	5,000,000	Pulte Homes, Inc. 5.2% due 2/15/2015	4,153,435	4,175,000
	30,962,000	Pulte Homes, Inc. 7.875% due 8/1/2011	29,891,698	30,033,140
	12,721,000	Pulte Homes, Inc. 8.125% due 3/1/2011	12,440,663	12,530,185
	12,522,000	Sirius Satellite Radio Inc. 9.625% due 8/1/2013	12,273,778	10,330,650
	3,500,000	Toys ‘R’ Us, Inc. 7.625% due 8/1/2011	3,454,615	3,123,750
	30,323,000	Tronox Worldwide LLC 9.5% due 12/1/2012	27,373,177	18,951,875
	28,622,000	Valassis Communications, Inc 8.25% due 3/1/2015	26,219,249	24,185,590
	12,554,000	Yankee Acquisition Corporation 8.5% due 2/15/2015	12,453,968	9,289,960
	22,554,000	Yankee Acquisition Corporation 9.75% due 2/15/2017	21,751,073	13,081,320
			225,840,268	201,083,451
		Total U.S. Notes and Bonds	574,082,521	552,776,900

		International Bonds - 4.29%

		International Government Bonds - 3.40%
		France - 0.78%
EUR	108,173,888	Republic of France O.A.T. I/L 3% due 7/25/2012 (g)	143,907,700	175,001,619

		Hong Kong - 0.77%
HKD	675,950,000	Hong Kong Government 2.52% due 3/24/2009	87,145,128	87,257,748
HKD	199,650,000	Hong Kong Government 3.34% due 12/19/2008	25,657,382	25,804,643
HKD	461,050,000	Hong Kong Government 3.63% due 12/19/2011	61,680,131	60,226,067
			174,482,641	173,288,458

See Notes to Schedule of Investments

		Malaysia - 0.28%
MYR	37,014,000	Malaysian Government 3.756% due 4/28/2011	9,913,823	11,313,995
MYR	165,000,000	Malaysian Government 4.305% due 2/27/2009	43,490,608	50,905,439
			53,404,431	62,219,434
		Singapore - 0.92%
SGD	52,947,000	Singapore Government 2.375% due 10/1/2009	32,297,359	39,433,710
SGD	60,827,000	Singapore Government 3.625% due 7/1/2011	45,407,035	47,334,878
SGD	154,630,000	Singapore Government 4.625% due 7/1/2010	110,072,807	120,784,794
			187,777,201	207,553,382
		Sweden - 0.11%
SEK	125,000,000	Sweden Government I/L 4.6745% due 12/1/2008 (g)	17,096,502	25,605,556

		Taiwan - 0.54%
TWD	1,791,500,000	Taiwan Government 2% due 7/20/2012	54,457,935	57,807,940
TWD	1,926,000,000	Taiwan Government 2.375% due 1/16/2013	62,317,827	62,944,693
			116,775,762	120,752,633
		International Corporate Bonds - 0.89%

		Canada - 0.09%
USD	25,000,000	Canwest Mediaworks LP 9.25% due 8/1/2015 (b)	22,171,075	19,500,000

		France - 0.15%
EUR	12,000,000	FINEL 9.5% due 6/30/2017 (b)(d)(e)(f)	14,474,400	9,352,802
EUR	15,000,000	FINEL 9.5% due 10/15/2017 (b)(d)(e)(f)	18,067,500	11,691,002
USD	2,000,000	Legrand SA 8.5% due 2/15/2025	1,957,522	2,113,216
EUR	5,000,000	Wendel 4.375% due 8/9/2017	5,675,423	5,140,752
EUR	5,000,000	Wendel 4.875% due 9/21/2015	5,955,376	5,377,861
			46,130,221	33,675,633
		Ireland - 0.03%
EUR	13,650,000	Waterford Wedgwood Plc 9.875% due 12/1/2010 (b)	16,149,062	6,276,899

		Jersey Channel Islands - 0.02%
EUR	2,500,000	Independent News & Media Plc 5.75% due 5/17/2009	2,869,173	3,780,091

		Netherlands - 0.51%
EUR	50,300,000	UPC Holding BV 7.75% due 1/15/2014 (b)	58,692,619	69,978,831
EUR	31,750,000	UPC Holding BV 8.625% due 1/15/2014 (b)	37,277,754	45,718,151
			95,970,373	115,696,982
		Norway - 0.06%
USD	5,500,000	Bergen Bank Floating Rate Perpetual Notes (3.1875% @ 7/31/2008)	3,888,750	3,866,500
USD	10,000,000	Christiania Bank Floating Rate Perpetual Notes (3.1875% @ 7/31/2008)	6,826,750	6,787,900
USD	3,170,000	Den Norske Bank Floating Rate Perpetual Notes (2.9375% @ 7/31/2008)	2,059,625	2,121,047
USD	3,500,000	Den Norske Bank Floating Rate Perpetual Notes (3.2125% @ 7/31/2008)	2,610,000	2,383,153
			15,385,125	15,158,600
		United Kingdom - 0.03%
GBP	3,000,000	Marks & Spencer Group Plc 6.375% due 11/7/2011	5,212,825	5,652,807

		Total International Bonds	897,332,091	964,162,094

		Total Notes and Bonds	1,471,414,612	1,516,938,994

		Commerical Paper - 12.25%

		U.S. Commercial Paper - 6.39%
$20,000,000		7-Eleven 2.12% due 8/11/2008	$19,988,222	$19,988,222
25,000,000		Altria Group, Inc. 2.75% due 8/8/2008	24,986,632	24,986,632
16,715,000		Altria Group, Inc. 2.85% due 8/18/2008	16,692,504	16,692,504
25,000,000		Altria Group, Inc. 2.87% due 8/18/2008	24,966,118	24,966,118
25,000,000		Altria Group, Inc. 2.9% due 8/18/2008	24,965,764	24,965,764
15,840,000		Altria Group, Inc. 3% due 8/12/2008	15,825,480	15,825,480
25,000,000		AT&T 2.11% due 8/25/2008	24,964,833	24,964,833
25,000,000		AT&T 2.15% due 9/8/2008	24,943,264	24,943,264
20,000,000		AT&T 2.16% due 8/11/2008	19,988,000	19,988,000
33,899,000		AT&T 2.23% due 8/12/2008	33,875,902	33,875,902
22,041,000		Cintas Corporation 2.12% due 8/22/2008	22,013,743	22,013,743
30,000,000		The Clorox Company 2.65% due 8/20/2008	29,958,042	29,958,042
26,400,000		The Clorox Company 2.7% due 8/18/2008	26,366,340	26,366,340
21,723,000		The Clorox Company 2.75% due 9/5/2008	21,664,921	21,664,921
27,700,000		ConocoPhillips Company 2.14% due 8/5/2008	27,693,414	27,693,414
38,000,000		Deere & Company 2.15% due 8/15/2008	37,968,228	37,968,228

See Notes to Schedule of Investments

25,000,000		The Dow Chemical Company 2.85% due 8/19/2008	24,964,375	24,964,375
22,500,000		The Dow Chemical Company 2.85% due 8/22/2008	22,462,594	22,462,594
22,573,000		The Dow Chemical Company 2.85% due 8/29/2008	22,522,963	22,522,963
30,000,000		The Dow Chemical Company 2.85% due 9/2/2008	29,924,000	29,924,000
25,000,000		The Dow Chemical Company 2.85% due 9/3/2008	24,934,688	24,934,688
25,000,000		The Dow Chemical Company 3.05% due 9/22/2008	24,889,861	24,889,861
7,251,000		E. I. du Pont de Nemours and Company 2.16% due 8/7/2008	7,248,390	7,248,390
20,000,000		Hewlett-Packard Company 2.1% due 8/12/2008	19,987,167	19,987,167
20,000,000		Hewlett-Packard Company 2.1% due 8/14/2008	19,984,833	19,984,833
25,000,000		H.J. Heinz Company 2.75% due 8/5/2008	24,992,361	24,992,361
20,492,000		ITT Corporation 2.75% due 9/5/2008	20,437,212	20,437,212
30,000,000		ITT Corporation 2.75% due 9/10/2008	29,908,333	29,908,333
10,461,000		ITT Corporation 2.8% due 8/1/2008	10,461,000	10,461,000
26,000,000		ITT Corporation 2.82% due 8/5/2008	25,991,853	25,991,853
60,000,000		ITT Corporation 2.85% due 8/15/2008	59,933,500	59,933,500
11,723,000		ITT Corporation 2.9% due 9/5/2008	11,689,948	11,689,948
20,000,000		ITT Corporation 3.1% due 8/1/2008	20,000,000	20,000,000
20,000,000		ITT Corporation 3.1% due 8/4/2008	19,994,833	19,994,833
20,000,000		ITT Corporation 3.2% due 9/2/2008	19,943,111	19,943,111
15,678,000		Kraft Foods Inc. 2.33% due 8/1/2008	15,678,000	15,678,000
5,501,000		Kraft Foods Inc. 2.41% due 8/6/2008	5,499,159	5,499,159
12,500,000		Kraft Foods Inc. 2.44% due 8/5/2008	12,496,611	12,496,611
30,000,000		Kraft Foods Inc. 2.68% due 8/19/2008	29,959,800	29,959,800
20,000,000		Kraft Foods Inc. 2.68% due 8/20/2008	19,971,711	19,971,711
18,728,000		NETJETS Inc. 2.14% due 8/4/2008	18,724,660	18,724,660
30,000,000		PepsiCo, Inc. 2.06% due 8/21/2008	29,965,667	29,965,667
26,730,000		Philip Morris USA 2.31% due 9/16/2008	26,651,102	26,651,102
26,678,000		Philip Morris USA 2.34% due 9/16/2008	26,598,233	26,598,233
30,000,000		Procter & Gamble 2.1% due 8/13/2008	29,979,000	29,979,000
19,224,000		Procter & Gamble 2.12% due 8/1/2008	19,224,000	19,224,000
31,200,000		Procter & Gamble 2.14% due 9/18/2008	31,110,976	31,110,976
36,234,000		Procter & Gamble 2.18% due 8/11/2008	36,212,058	36,212,058
10,000,000		The Sherwin-Williams Company 2.66% due 8/11/2008	9,992,611	9,992,611
2,720,000		Starbucks Corporation 2.7% due 8/1/2008	2,720,000	2,720,000
20,000,000		Starbucks Corporation 2.7% due 8/5/2008	19,994,000	19,994,000
10,000,000		Starbucks Corporation 2.8% due 8/21/2008	9,984,444	9,984,444
20,000,000		Time Warner Inc. 2.67% due 8/20/2008	19,971,817	19,971,817
15,000,000		Time Warner Inc. 2.69% due 8/11/2008	14,988,792	14,988,792
20,000,000		Time Warner Inc. 2.69% due 9/3/2008	19,950,683	19,950,683
20,000,000		Time Warner Inc. 2.7% due 8/22/2008	19,968,500	19,968,500
15,000,000		Time Warner Inc. 2.7% due 8/25/2008	14,973,000	14,973,000
10,000,000		Time Warner Inc. 2.7% due 9/2/2008	9,976,000	9,976,000
26,587,000		Whirlpool Corporation 2.75% due 8/14/2008	26,560,598	26,560,598
25,000,000		Whirlpool Corporation 2.8% due 8/11/2008	24,980,556	24,980,556
7,482,000		Wisconsin Electric Power Company 2.27% due 8/13/2008	7,476,339	7,476,339
11,475,000		Wisconsin Electric Power Company 2.27% due 8/19/2008	11,461,976	11,461,976
8,241,000		Wisconsin Electric Power Company 2.3% due 8/12/2008	8,235,208	8,235,208
25,530,000		Wisconsin Electric Power Company 2.31% due 8/11/2008	25,513,618	25,513,618
25,000,000		Wisconsin Electric Power Company 2.32% due 8/4/2008	24,995,167	24,995,167
23,881,000		Wisconsin Electric Power Company 2.32% due 8/6/2008	23,873,305	23,873,305
		Total U.S. Commercial Paper	1,434,820,020	1,434,820,020

		International Commerical Paper - 5.86%
		Finland - 1.78%
USD	15,000,000	Nokia Corporation 2.15% due 8/1/2008	15,000,000	15,000,000
USD	30,000,000	Nokia Corporation 2.25% due 8/13/2008	29,977,500	29,977,500
USD	25,000,000	Nokia Corporation 2.3% due 8/4/2008	24,995,208	24,995,208
USD	34,750,000	Nokia Corporation 2.3% due 8/13/2008	34,723,358	34,723,358
USD	30,000,000	Nokia Corporation 2.32% due 8/13/2008	29,976,800	29,976,800
USD	28,350,000	Nokia Corporation 2.32% due 8/15/2008	28,324,422	28,324,422
USD	30,593,000	Nokia Corporation 2.32% due 8/21/2008	30,553,569	30,553,569
USD	30,000,000	Nokia Corporation 2.32% due 8/29/2008	29,945,867	29,945,867
USD	21,870,000	Nokia Corporation 2.32% due 9/3/2008	21,823,490	21,823,490
USD	30,000,000	Nokia Corporation 2.35% due 8/6/2008	29,990,208	29,990,208
USD	25,000,000	Nokia Corporation 2.35% due 8/7/2008	24,990,208	24,990,208
USD	10,759,000	Nokia Corporation 2.35% due 8/20/2008	10,745,656	10,745,656
USD	23,985,000	Nokia Corporation 2.35% due 8/25/2008	23,947,423	23,947,423
USD	33,653,000	Nokia Corporation 2.35% due 9/3/2008	33,580,506	33,580,506
USD	30,000,000	Nokia Corporation 2.41% due 9/2/2008	29,935,733	29,935,733
			398,509,948	398,509,948

See Notes to Schedule of Investments

		France - 0.92%
USD	22,793,000	Air Liquide 2.25% due 8/4/2008	22,788,726		22,788,726
USD	26,059,000	Air Liquide 2.25% due 8/18/2008	26,031,312		26,031,312
USD	26,722,000	Air Liquide 2.25% due 8/19/2008	26,691,938		26,691,938
USD	25,000,000	Air Liquide 2.25% due 8/22/2008	24,967,188		24,967,188
USD	20,541,000	Air Liquide 2.25% due 8/25/2008	20,510,189		20,510,189
USD	15,698,000	Air Liquide 2.25% due 8/26/2008	15,673,472		15,673,472
USD	20,000,000	L’Oréal 2.11% due 8/8/2008	19,991,794		19,991,794
USD	19,870,000	L’Oréal 2.11% due 8/12/2008	19,857,189		19,857,189
USD	30,000,000	L’Oréal 2.2% due 8/19/2008	29,967,000		29,967,000
			206,478,808		206,478,808
		Germany - 1.54%
USD	32,000,000	BASF Corporation 2.16% due 8/5/2008	31,992,320		31,992,320
USD	30,000,000	BASF Corporation 2.2% due 8/27/2008	29,952,333		29,952,333
USD	23,525,000	BASF Corporation 2.2% due 9/17/2008	23,457,431		23,457,431
USD	44,972,000	BASF Corporation 2.22% due 9/12/2008	44,855,523		44,855,523
USD	5,922,000	BMW US Capital LLC 2.06% due 8/15/2008	5,917,256		5,917,256
USD	28,348,000	Henkel AG & Company KGaA 2.16% due 8/5/2008	28,341,197		28,341,197
USD	27,750,000	Henkel AG & Company KGaA 2.18% due 8/1/2008	27,750,000		27,750,000
USD	38,203,000	Henkel AG & Company KGaA 2.18% due 8/5/2008	38,193,746		38,193,746
USD	28,100,000	Henkel AG & Company KGaA 2.18% due 8/26/2008	28,057,460		28,057,460
USD	25,135,000	Henkel AG & Company KGaA 2.2% due 8/4/2008	25,130,392		25,130,392
USD	10,000,000	Henkel AG & Company KGaA 2.25% due 9/9/2008	9,975,625		9,975,625
USD	27,470,000	Henkel AG & Company KGaA 2.3% due 8/26/2008	27,426,124		27,426,124
USD	25,000,000	Henkel AG & Company KGaA 2.4% due 8/18/2008	24,971,667		24,971,667
			346,021,074		346,021,074
		Japan - 0.31%
USD	24,000,000	Hitachi Limited 2.65% due 8/7/2008	23,989,400		23,989,400
USD	23,500,000	Hitachi Limited 2.65% due 8/14/2008	23,477,512		23,477,512
USD	22,000,000	Hitachi Limited 2.65% due 8/15/2008	21,977,328		21,977,328
			69,444,240		69,444,240
		Netherlands - 0.12%
USD	27,602,000	Royal Dutch Shell plc 2.15% due 9/18/2008	27,522,874		27,522,874

		Switzerland - 0.86%
USD	18,855,000	NOVARTIS Inc. 2.1% due 9/16/2008	18,804,406		18,804,406
USD	24,681,000	NOVARTIS Inc. 2.12% due 8/4/2008	24,676,640		24,676,640
USD	46,152,000	NOVARTIS Inc. 2.14% due 8/22/2008	46,094,387		46,094,387
USD	20,000,000	NOVARTIS Inc. 2.15% due 8/18/2008	19,979,694		19,979,694
USD	18,849,000	NOVARTIS Inc. 2.17% due 9/4/2008	18,810,370		18,810,370
USD	20,000,000	NOVARTIS Inc. 2.17% due 9/9/2008	19,952,983		19,952,983
USD	25,000,000	NOVARTIS Inc. 2.18% due 9/9/2008	24,940,958		24,940,958
USD	20,393,000	NOVARTIS Inc. 2.2% due 8/1/2008	20,393,000		20,393,000
			193,652,438		193,652,438
		United Kingdom - 0.33%
USD	28,794,000	Diageo Capital Plc 2.71% due 8/19/2008	28,754,984		28,754,984
USD	20,000,000	Diageo Capital Plc 2.9% due 9/12/2008	19,932,333		19,932,333
USD	25,400,000	Diageo Capital Plc 2.95% due 9/9/2008	25,318,826		25,318,826
			74,006,143		74,006,143
		Total International Commerical Paper	1,315,635,525		1,315,635,525

		Total Commercial Paper	2,750,455,545		2,750,455,545
		Total Investments - 100.03%	$20,269,307,931	*	22,462,861,960
		Liabilities in excess of other assets - (0.03%)			(7,581,627)
		Net Assets - 100.00%			$22,455,280,333

*  At July 31, 2008 cost is substantially identical for both book and federal income tax purposes.

ADR - American Depository Receipt

Foreign Currencies

EUR - Euro

GBP - Pound sterling

HKD - Hong Kong dollar

MYR - Malaysian ringgit

SEK - Swedish krona

SGD - Singapore dollar

TWD - Taiwan dollar

USD - United States dollar

See Notes to Schedule of Investments

Percent of
Sector/Industry Classifications of Portfolio Holdings	Net Assets
Consumer Discretionary	6.88%
Consumer Staples	8.46%
Energy	3.45%
Financials	5.91%
Government Issues	4.97%
Health Care	6.48%
Holding Companies	5.95%
Industrials	14.17%
Materials	3.76%
Media	4.28%
Paper and Forest Products	3.08%
Precious Metals	9.20%
Real Estate	0.01%
Retail	3.16%
Technology and Telecommunications	6.40%
Transportation	0.96%
Utilities	0.66%

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine months ended July 31, 2008.

	Purchases		Sales		Realized	Dividend
Affiliate	Shares	Cost	Shares	Cost	Gain / (Loss)	Income
Aioi Insurance Company, Limited	34,491,800	$190,454,961	1,426,100	$6,231,023	$1,162,726	$2,556,744
Ariake Japan Company, Limited	511,900	7,316,821	—	—	—	237,585
Barnes & Noble, Inc.	4,579,696	132,185,295	—	—	—	2,017,064
Blount International, Inc.	967,810	11,606,321	—	—	—	—
Chofu Seisakusho Company, Limited	1,251,380	21,641,556	—	—	—	622,031
Cintas Corporation	2,708,610	87,798,931	—	—	—	4,492,682
City e-Solutions Limited	—	—	—	—	—	79,886
Conbraco Industries, Inc.	—	—	636	309,552	(109,668)	—
Daeduck GDS Company, Limited	—	—	—	—	—	423,968
Deceuninck	275,696	6,662,060	—	—	—	640,888
Deltic Timber Corporation	868,870	43,899,835	—	—	—	180,283
Guyenne et Gascogne SA	255,667	38,432,926	—	—	—	6,325,480
IDACORP, Inc.	1,864,980	64,351,045	—	—	—	3,436,740
International Speedway Corporation, Class ‘A’	—	—	2,000,470	102,605,549	(23,925,990)	340,558
Kaiser Ventures LLC	—	—	—	—	—	—
Meitec Corporation	—	—	—	—	—	1,171,864
Mills Music Trust	—	—	—	—	—	72,076
MISUMI Group Inc.	9,983,050	176,058,460	—	—	—	806,294
Nam Yang Dairy Products Company, Limited	—	—	7,403	1,807,636	5,335,322	34,308
Neopost SA	2,360,157	244,554,970	—	—	—	12,718,341
NSC Groupe	1,000	102,787	—	—	—	185,976
PARK 24 Company, Limited	—	—	3,292,740	34,865,465	(12,893,140)	—
Pfeiffer Vacuum Technology AG	921,200	85,816,088	—	—	—	2,878,070
Rayonier Inc.	—	—	—	—	—	8,858,043
Rémy Cointreau SA	2,741,602	160,845,197	—	—	—	—
Sabeton SA	—	—	—	—	—	85,100
San Juan Basin Royalty Trust	2,588,773	98,564,363	—	—	—	6,844,714
Shaw Brothers (Hong Kong) Limited	1,787,890	4,101,876	4,800,420	5,987,824	7,487,601	151,449
Shimachu Company, Limited	1,666,510	43,979,005	—	—	—	207,861
Shimano Inc.	2,134,600	80,358,781	—	—	—	2,273,777
Société Sucrière de Pithiviers-le-Vieil	10,808	8,695,583	—	—	—	1,943,753
T. Hasegawa Company, Limited	1,315,300	20,714,279	—	—	—	473,085
THK Company, Limited	9,837,900	185,936,718	—	—	—	1,228,757
Toho Company, Limited	5,230,620	115,332,762	—	—	—	1,765,584
Wendel	1,501,779	193,260,893	125,617	19,855,463	(2,088,835)	6,152,439
Total					$(25,031,984)	$69,205,400

(d)	Security is deemed illiquid. At July 31, 2008, the value of these securities amounted to $22,720,234 or 0.10% of net assets.
(e)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2008 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal
Kaiser Ventures LLC	6/24/1993	—	$2.76
FINEL 9½% due 6/30/2017	6/22/2005	$14,474,400	0.78
FINEL 9½% due 10/15/2017	10/11/2005	18,067,500	0.78
LandCo LLC	9/6/2006	669,030	3.48

(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $22,720,234 or 0.10% of net assets.
(g)	Inflation protected security.

Foreign Currency Exchange Contracts

Purchases

Settlement			U.S. $ Value at	U.S. $	Unrealized	Unrealized
Dates	Foreign Currency To		July 31,	To Be	Appreciation at	Depreciation at
Through	Be Received		2008	Delivered	July 31, 2008	July 31, 2008
10/1/2008	299,023,000	Euro	$464,787,895	$457,819,164	$6,968,731	—
1/14/2009	107,863,000	Euro	166,857,616	167,426,147	—	$(568,531)
			631,645,511	625,245,311	6,968,731	(568,531)

Sales

Settlement			U.S. $	U.S. $ Value at	Unrealized	Unrealized
Dates	Foreign Currency To		To Be	July 31,	Appreciation at	Depreciation at
Through	Be Delivered		Received	2008	July 31, 2008	July 31, 2008
10/15/2008	96,225,000	Swiss franc	94,907,214	91,869,732	3,037,482	—
1/14/2009	2,172,011,000	Euro	3,338,275,950	3,360,384,021	—	(22,108,071)
1/14/2009	77,373,000	Pound Sterling	151,932,249	151,995,533	—	(63,284)
			3,585,115,413	3,604,249,286	3,037,482	(22,171,355)
			$4,216,760,924	$4,229,494,597	$10,006,213	$(22,739,886)

See Notes to Schedule of Investments

First Eagle Overseas Fund

SCHEDULE OF INVESTMENTS

July 31, 2008

(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)
	Common and Preferred Stocks - 79.49%

	Australia - 0.35%
11,118,174	Spotless Group Limited (c)	$33,300,592	$29,584,431

	Belgium - 0.29%
2,027,619	Deceuninck (c)	47,275,994	24,653,094

	Brazil - 1.17%
2,178,264	Petroleo Brasiliero SA ADR	22,075,660	99,851,622

	Canada - 0.98%
905,890	EnCana Corporation	18,012,558	65,396,199
864,070	Harry Winston Diamond Corporation	20,298,938	18,349,465
		38,311,496	83,745,664
	Chile - 0.56%
24,062,197	Quinenco SA	16,182,017	47,718,784

	Commonwealth of Independent States - 0.00%
100,000	First NIS Regional Fund SICAV (a)(e)(f)	1,000,000	50,000
9,000	Baltic Republic Fund (a)(d)	185,750	6,750
		1,185,750	56,750
	France - 15.24%
3,758,044	Sodexo	111,683,443	246,389,164
1,894,153	Sanofi-Aventis	155,830,504	133,073,963
978,508	Wendel	36,979,973	109,226,629
1,186,430	Neopost SA	83,868,727	118,565,509
895,950	Air Liquide SA	102,537,324	117,692,081
1,477,554	Rémy Cointreau SA	43,919,771	72,781,486
527,048	Laurent-Perrier (c)	17,208,120	69,701,368
1,277,878	Carrefour SA	73,898,693	65,595,130
1,111,540	Société BIC SA	57,345,321	56,692,925
613,300	Total SA	41,767,710	47,227,003
842,903	Essilor International SA	20,908,156	41,730,018
378,980	Société Foncière Financière et de Participations	26,414,748	34,500,041
364,373	Gaumont SA (c)	21,698,753	31,239,160
39,143	Société Sucrière de Pithiviers-le Vieil (c)	15,598,306	31,057,205
236,140	Robertet SA	20,639,502	30,551,893
51,500	Robertet SA C.I.	2,151,628	5,860,310
821,290	Vivendi SA	31,697,588	34,527,724
540,680	Zodiac SA	29,615,032	24,357,271
120,246	Guyenne et Gascogne SA	20,523,158	13,403,799
300,000	Frégate SAS 2% Conv. Pfd. due 3/31/2013 (a)(b)(d)(e)(f)	3,620,400	9,347,087
3,593,581	FINEL (a)(b)(d)(e)(f)(h)	9,152,131	3,921,173
26,499	NSC Groupe	4,385,060	2,247,082
100,000	Sabeton SA	1,463,143	1,878,354
1,000	Société Vermandoise de Sucreries	854,846	1,953,177
		933,762,037	1,303,519,552
	Germany - 3.62%
915,140	Pfeiffer Vacuum Technology AG (c)	39,449,539	81,853,746
784,725	Fraport AG	29,042,784	48,023,992
581,442	Hornbach Holding AG Pfd.	39,598,447	52,251,190
1,358,769	Bertelsmann AG D.R.C.	30,601,684	43,165,849
1,844,060	Tognum AG	44,555,494	40,645,730
1,900,010	Deutsche Wohnen AG (a)	37,863,783	23,012,690
175,755	Axel Springer AG	8,171,772	20,952,992
		229,283,503	309,906,189
	Hong Kong - 1.78%
7,245,270	Guoco Group Limited	54,545,198	76,150,650
15,571,620	Shaw Brothers (Hong Kong) Limited	13,598,028	39,918,019
7,000,000	Hopewell Holdings Limited	7,763,618	25,301,853
10,000,000	SmarTone Telecommunications Holdings Limited	11,260,665	9,638,801
10,851,720	City e-Solutions Limited	323,358	1,530,018
		87,490,867	152,539,341

See Notes to Schedule of Investments

	India - 0.39%
482,001	Nestlé India Limited	6,511,864	18,483,592
1,592,150	Tata Motors Limited	19,869,354	15,089,431
		26,381,218	33,573,023
	Italy - 2.17%
7,315,306	Italcementi S.p.A. RNC	87,341,485	77,027,948
1,197,736	Italmobiliare S.p.A. RNC	50,324,929	59,222,230
6,486,195	Gewiss S.p.A. (c)	26,275,520	37,611,739
165,635	Italmobiliare S.p.A.	19,155,452	11,747,731
		183,097,386	185,609,648
	Japan - 29.25%
5,654,500	Shimano Inc. (c)	104,329,498	262,012,882
16,276,850	Sompo Japan Insurance Inc.	183,708,590	162,308,425
2,528,100	Ono Pharmaceutical Company, Limited	104,432,562	139,402,206
2,915,900	Secom Company, Limited	124,795,839	134,573,764
564,600	Keyence Corporation	122,592,037	123,745,795
1,231,500	SMC Corporation	156,971,922	123,258,422
2,273,020	Astellas Pharma Inc.	96,480,690	98,794,901
1,015,780	Hirose Electric Company, Limited	120,877,616	96,678,195
4,569,010	Toho Company, Limited	70,977,622	96,330,084
16,699,640	Nissay Dowa General Insurance Company	88,394,263	91,155,071
1,838,970	Canon Inc.	88,676,122	84,530,756
972,400	FANUC Limited	89,392,498	77,680,256
4,072,500	MISUMI Group Inc.	70,108,449	77,181,433
13,740,000	Aioi Insurance Company, Limited	45,838,076	73,853,853
2,387,767	Meitec Corporation (c)	73,219,254	58,750,951
2,816,950	Nitto Kohki Company, Limited (c)	49,830,471	55,213,838
3,452,591	T. Hasegawa Company, Limited (c)	47,344,131	53,498,282
5,415,900	Japan Wool Textile Company, Limited (c)	42,007,315	45,021,661
5,478,680	NIPPONKOA Insurance Company, Limited	19,657,575	44,274,213
2,022,800	Chofu Seisakusho Company, Limited (c)	33,096,084	38,710,736
5,453,000	Kansai Paint Company, Limited	41,956,987	38,103,536
2,099,800	Fuji Seal International, Inc. (c)	46,736,846	37,401,562
9,513,700	Okumura Corporation	49,089,448	36,148,621
1,716,770	Circle K Sunkus Company, Limited	30,450,607	29,910,825
1,760,700	Ariake Japan Company, Limited (c)	38,204,234	28,783,419
3,005,000	OSG Corporation	35,696,828	27,208,053
2,376,980	Daiichikosho Company, Limited	25,716,873	24,231,296
2,392,900	Yomeishu Seizo Company, Limited (c)	21,504,665	22,974,324
936,347	Mandom Corporation	15,567,941	22,474,758
2,181,200	Seikagaku Corporation	17,605,118	21,649,277
2,068,330	Maezawa Kasei Industries Company, Limited (c)	31,939,631	21,065,703
1,897,056	Nissin Healthcare Food Service Company, Limited	32,039,654	20,639,857
807,000	Shimachu Company, Limited	16,965,249	19,968,398
853,360	Icom Inc. (c)	22,353,412	19,217,504
1,784,990	AIFUL Corporation	29,987,867	18,725,811
303,200	Mabuchi Motor Company, Limited	18,025,224	15,819,619
100,000	ASAHI Broadcasting Corporation	6,141,481	15,281,961
1,058,246	Matsumoto Yushi-Seiyaku Company, Limited (c)	25,950,562	14,318,513
507,106	SK Kaken Company, Limited	9,442,605	13,158,767
391,860	Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	7,522,389	13,073,500
2,681,675	The Tokushima Bank, Limited	18,101,280	12,997,693
798,380	Chudenko Corporation	12,166,734	12,444,976
654,602	Nagaileben Company, Limited	12,342,356	11,829,608
594,300	Aderans Company, Limited	11,805,545	10,563,620
435,730	As One Corporation	9,859,070	9,812,556
1,223,670	Sansei Yusoki Company, Limited (c)	10,265,159	9,525,813
439,900	Doshisha Corporation, Limited	7,336,473	6,910,064
1,108,700	PARK24 Company, Limited	9,634,732	6,205,966
1,460,000	Shingakukai Company, Limited (c)	10,500,469	5,439,229
423,700	Tachi-S Company, Limited	3,263,755	4,032,620
69,500	ROHM Company Limited	4,514,438	3,980,446
312,785	Shoei Company, Limited	1,376,325	3,542,220
122,100	Milbon Company, Limited	3,584,409	2,557,305
325,000	Sonton Food Industry Company, Limited	3,298,777	2,349,289
37,100	Tachihi Enterprise Company, Limited	1,374,762	2,097,308
		2,375,052,519	2,501,419,741

See Notes to Schedule of Investments

	Malaysia - 0.76%
35,612,520	Genting Berhad	78,700,120	64,531,286

	Mexico - 1.10%
3,552,612	Industrias Peñoles SAB de C.V.	3,110,554	93,794,365

	Netherlands - 0.97%
496,018	Hal Trust NV	13,919,475	52,770,422
698,529	Heineken Holding NV	16,264,846	29,965,625
		30,184,321	82,736,047
	New Zealand - 0.05%
5,750,000	Tasman Farms (a)	1,054,354	4,600,658

	Singapore - 2.98%
22,255,320	Haw Par Corporation Limited (c)	72,577,241	107,046,788
3,132,020	United Overseas Bank Limited	40,462,665	44,599,232
9,974,000	Fraser & Neave Limited	10,285,189	32,298,845
11,657,433	United Overseas Land Limited	16,670,575	28,973,152
16,750,000	Singapore Airport Terminal Services Limited	20,204,311	22,039,474
17,549,625	ComfortDelgro Corporation Limited	6,946,456	20,141,017
		167,146,437	255,098,508
	South Africa - 1.07%
6,294,170	Gold Fields Limited ADR	93,879,639	74,334,148
1,591,010	Harmony Gold Mining Company, Limited ADR (a)	17,567,971	17,198,818
		111,447,610	91,532,966
	South Korea - 5.92%
263,014	Samsung Electronics Company, Limited Pfd.	36,478,547	97,196,024
1,077,369	KT&G Corporation	47,344,293	95,595,807
3,624,174	SK Telecom Company, Limited ADR	83,034,515	77,267,390
2,327,640	Kangwon Land Inc.	45,388,329	55,428,214
33,070	Lotte Confectionery Company, Limited	10,159,503	38,721,358
120,620	Nong Shim Company, Limited	31,736,226	26,995,139
939,030	Fursys Inc. (c)	11,308,973	23,010,665
494,900	Hankuk Paper Manufacturing Company, Limited (c)	17,020,271	18,093,276
22,950	Nam Yang Dairy Products Company, Limited	4,912,653	15,873,722
117,880	Pacific Corporation	18,010,606	14,676,034
1,182,040	Dong Ah Tire & Rubber Company, Limited	5,161,359	10,149,625
71,177	SK Holdings Company, Limited	9,160,124	8,650,532
28,850	Nam Yang Dairy Products Company, Limited Pfd.	479,094	8,252,631
1,042,250	Daeduck GDS Company, Limited (c)	8,149,986	7,280,972
1,087,440	Daeduck Electronics Company, Limited (c)	7,707,302	3,884,290
39,708	Nong Shim Holding Company, Limited	3,625,272	2,730,771
290,204	Sam-A Pharmaceutical Company, Limited	2,323,904	1,774,974
23,136	Daekyo Company, Limited Pfd.	905,979	999,005
		342,906,936	506,580,429
	Switzerland - 4.88%
2,300,398	Pargesa Holding SA	128,181,891	239,110,649
2,260,150	Nestlé SA	48,733,932	99,315,989
441,106	Kuehne & Nagel International AG	2,511,589	37,016,476
1,072	Lindt & Spruengli AG	9,210,853	29,753,073
35,000	Edipresse SA	11,616,314	11,664,998
		200,254,579	416,861,185
	Taiwan - 1.26%
65,272,545	Compal Electronics Inc.	69,453,827	62,755,916
18,842,980	Taiwan Secom Company, Limited	30,321,751	33,218,665
13,166,228	Taiwan-Sogo Shinkong Security Company, Limited	11,933,785	11,691,470
		111,709,363	107,666,051
	Thailand - 1.72%
592,872,785	Thai Beverage Public Company Limited	102,744,140	93,178,106
14,789,489	Bangkok Bank Public Company Limited NVDR	47,460,044	48,135,393
250,000	The Oriental Hotel Public Company, Limited	1,152,073	3,836,966
496,220	Bangkok Bank Public Company Limited	1,613,300	1,644,683
		152,969,557	146,795,148

See Notes to Schedule of Investments

		United Kingdom - 1.69%
2,986,700		Spirax-Sarco Engineering Plc	20,282,387	60,318,121
892,218		Anglo American Plc	18,748,394	51,651,692
7,251,290		Home Retail Group	31,849,305	31,221,738
656,219		Chrysalis Group Plc (a)	3,646,833	1,320,070
			74,526,919	144,511,621
		United States - 0.98%
1,597,613		Newmont Mining Corporation Holding Company	51,732,028	76,621,519
34,500		Third Avenue Global Value Fund L.P. (a)(d)(e)	3,450,000	6,910,405
14,083		Security Capital European Realty (a)(d)(f)	—	—
			55,182,028	83,531,924
		Other - 0.31%
1,461,723		Banco Latinoamericano de Exportaciones SA ADR	19,858,281	26,808,000

		Total Common and Preferred Stocks	5,342,450,098	6,797,226,027

Ounces
		Commodity - 6.98%
652,751		Gold bullion (a)	343,206,873	596,777,205

Principal
Amount
		International Bonds - 6.78%
		International Government Bonds - 4.93%
		France - 2.24%
EUR	14,098,142	Republic of France O.A.T. I/L 3% due 7/25/2009 (g)	$13,463,186	$22,048,752
EUR	104,733,281	Republic of France O.A.T. I/L 3% due 7/25/2012 (g)	137,156,537	169,435,472
			150,619,723	191,484,224
		Hong Kong - 0.78%
HKD	351,150,000	Hong Kong Government 2.52% due 3/24/2009	45,250,866	45,329,622
HKD	164,250,000	Hong Kong Government 3.34% due 12/19/2008	21,108,063	21,229,215
			66,358,929	66,558,837
		Malaysia - 0.39%
MYR	56,664,000	Malaysian Government 3.756% due 4/28/2011	15,176,870	17,320,371
MYR	50,260,000	Malaysian Government 4.305% due 2/27/2009	13,246,193	15,506,105
			28,423,063	32,826,476
		Singapore - 1.19%
SGD	56,842,000	Singapore Government 2.375% due 10/1/2009	34,658,260	42,334,617
SGD	22,682,000	Singapore Government 3.63% due 7/1/2011	16,752,266	17,650,874
SGD	53,282,000	Singapore Government 4.625% due 7/1/2010	38,255,083	41,619,708
			89,665,609	101,605,199
		Sweden - 0.13%
SEK	55,000,000	Sweden Government I/L 4.6745% due 12/1/2008 (g)	7,440,087	11,266,445

		Taiwan - 0.20%
TWD	538,700,000	Taiwan Government 2% due 7/20/2012	16,393,843	17,382,717

		International Corporate Bonds - 1.85%
		Argentina - 0.01%
USD	1,000,000	YPF Sociedad Anonima SA 9.125% due 2/24/2009	963,085	1,018,500

		Canada -0.52%
USD	47,142,000	Catalyst Paper Corporation 7.38% due 3/1/2014	38,881,624	32,763,690
USD	5,000,000	Catalyst Paper Corporation 8.63% due 6/15/2011	4,476,073	4,125,000
USD	10,000,000	Canwest Mediaworks LP 9.250% due 8/1/2015 (b)	8,532,436	7,800,000
			51,890,133	44,688,690
		France - 0.29%
EUR	8,000,000	FINEL 9.50% due 6/30/2017 (b)(d)(e)(f)	9,649,600	6,235,201
EUR	10,000,000	FINEL 9.50% due 10/15/2017 (b)(d)(e)(f)	12,045,000	7,794,001
EUR	243,500	Havas SA 4% due 1/1/2009	1,986,854	4,131,103
USD	2,000,000	Legrand SA 8.50% due 2/15/2025	2,061,296	2,113,216
EUR	4,000,000	Wendel 4.88% due 11/4/2014	4,942,695	4,659,697
			30,685,445	24,933,218
		Ireland - 0.12%
EUR	22,300,000	Waterford Wedgwood Plc 9.875% due 12/1/2010 (b)	27,611,152	10,254,568

See Notes to Schedule of Investments

		Jersey Channel Islands - 0.10%
EUR	5,500,000	Independent News & Media Plc 5.750% due 5/17/2009	6,292,224		8,316,199

		Netherlands - 0.79%
EUR	29,150,000	UPC Holding BV 7.75% due 1/15/2014 (b)	34,000,191		40,554,333
EUR	18,450,000	UPC Holding BV 8.63% due 1/15/2014 (b)	21,668,070		26,566,925
			55,668,261		67,121,258
		United Kingdom - 0.02%
GBP	1,000,000	Marks & Spencer 6.38% due 11/7/2011	1,733,460		1,884,269

		Total International Bonds	533,745,014		579,340,600

		Commercial Paper - 6.30%

		U.S. Commercial Paper - 1.67%
	$20,000,000	AT&T 2.16% due 8/11/2008	$19,988,000		$19,988,000
	3,159,000	Cintas Corporation 2.12% due 8/22/2008	3,155,093		3,155,093
	2,427,000	The Dow Chemical Company 2.85% due 8/29/2008	2,421,620		2,421,620
	23,220,000	Hewlett-Packard Company 2.1% due 8/11/2008	23,206,455		23,206,455
	11,722,000	ITT Corporation 2.9% due 9/5/2008	11,688,950		11,688,950
	20,000,000	ITT Corporation 3.2% due 9/2/2008	19,943,111		19,943,111
	15,000,000	Kraft Foods Inc. 2.33% due 8/1/2008	15,000,000		15,000,000
	10,000,000	Kraft Foods Inc. 2.44% due 8/5/2008	9,997,289		9,997,289
	16,700,000	PepsiCo, Inc. 2.06% due 8/21/2008	16,680,888		16,680,888
	12,445,000	Starbucks Corporation 2.7% due 8/1/2008	12,445,000		12,445,000
	5,000,000	Time Warner Inc. 2.7% due 9/2/2008	4,988,000		4,988,000
	3,413,000	Whirlpool Corporation 2.75% due 8/14/2008	3,409,611		3,409,611
		Total U.S. Commerical Paper	142,924,017		142,924,017

		International Commerical Paper- 4.63%
		Finland - 1.31%
USD	15,000,000	Nokia Corporation 2.15% due 8/1/2008	15,000,000		15,000,000
USD	25,000,000	Nokia Corporation 2.3% due 8/4/2008	24,995,208		24,995,208
USD	30,000,000	Nokia Corporation 2.32% due 8/13/2008	29,976,800		29,976,800
USD	11,650,000	Nokia Corporation 2.32% due 8/15/2008	11,639,489		11,639,489
USD	30,000,000	Nokia Corporation 2.32% due 8/21/2008	29,961,333		29,961,333
			111,572,830		111,572,830
		France - 0.62%
USD	27,207,000	Air Liquide 2.25% due 8/4/2008	27,201,899		27,201,899
USD	26,058,000	Air Liquide 2.25% due 8/18/2008	26,030,313		26,030,313
			53,232,212		53,232,212
		Germany - 1.72%
USD	31,000,000	BASF 2.16% due 8/5/2008	30,992,560		30,992,560
USD	15,028,000	BASF Corporation 2.22% due 9/12/2008	14,989,077		14,989,077
USD	5,000,000	BMW US Capital LLC 2.06% due 8/15/2008	4,995,994		4,995,994
USD	27,750,000	Henkel AG & Company KGaA 2.18% due 8/1/2008	27,750,000		27,750,000
USD	30,840,000	Henkel AG & Company KGaA 2.18% due 8/5/2008	30,832,530		30,832,530
USD	25,000,000	Henkel AG & Company KGaA 2.2% due 8/4/2008	24,995,417		24,995,417
USD	12,530,000	Henkel AG & Company KGaA 2.3% due 8/26/2008	12,509,987		12,509,987
			147,065,565		147,065,565
		Switzerland - 0.62%
USD	15,319,000	NOVARTIS Inc. 2.12% due 8/4/2008	15,316,294		15,316,294
USD	13,848,000	NOVARTIS Inc. 2.14% due 8/22/2008	13,830,713		13,830,713
USD	23,851,000	NOVARTIS Inc. 2.17% due 9/4/2008	23,802,119		23,802,119
			52,949,126		52,949,126
		United Kingdom - 0.36%
USD	31,206,000	Diageo Capital Plc 2.71% due 8/19/2008	31,163,716		31,163,716
		Total International Commerical Paper	395,983,449		395,983,449

		Total Commercial Paper	538,907,466		538,907,466

		Total Investments - 99.55%	$6,758,309,451	*	8,512,251,298

		Other assets in excess of liabilities - 0.45%			38,454,290
		Net Assets - 100.00%			$8,550,705,588

* At July 31, 2008 cost is substantially identical for both book and federal income tax purposes.

See Notes to Schedule of Investments

ADR - American Depository Receipt

Foreign Currencies

EUR - Euro

GBP - Pound sterling

HKD - Hong Kong dollar

MYR - Malaysian ringgit

SEK - Swedish krona

SGD - Singapore dollar

TWD - Taiwan dollar

USD - United States dollar

Sector/Industry Classifications for Portfolio Holdings	Percent of Net Assets
Consumer Discretionary	10.53%
Consumer Staples	11.02%
Energy	2.60%
Financials	6.29%
Government Issues	4.93%
Health Care	5.36%
Holding Companies	6.64%
Industrials	15.55%
Materials	5.00%
Media	4.70%
Paper and Forest Products	0.86%
Precious Metals	10.65%
Real Estate	0.59%
Technology and Telecommunications	7.04%
Transportation	1.49%

(a) Non-income producing security/commodity.

(b) All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c) Affiliate as defined by the Investment Company Act of 1940.  An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.  Following is a summary of transactions with each such affiliate for the nine months ended July 31, 2008.

	Purchases		Sales		Realized	Dividend
Affiliate	Shares	Cost	Shares	Cost	Gain/(Loss)	Income
Ariake Japan Company, Limited	—	—	—	—	—	$244,859
Chofu Seisakusho Company, Limited	444,700	$7,828,181	—	—	—	445,791
Daeduck Electronics Company, Limited	—	—	—	—	—	290,115
Daeduck GDS Company, Limited	—	—	—	—	—	278,059
Deceuninck	—	—	—	—	—	587,980
Fuji Seal International, Inc.	553,500	8,770,034	—	—	—	271,157
Fursys Inc.	—	—	—	—	—	501,043
Gaumont SA	85,012	7,343,774	—	—	—	125,256
Gewiss S.p.A.	657,477	4,346,349	—	—	—	738,198
Hankuk Paper Manufacturing Company, Limited	—	—	—	—	—	132,033
Haw Par Corporation Limited	6,180,670	29,931,422	—	—	—	2,705,862
Icom Inc.	—	—	—	—	—	158,234
Japan Wool Textile Company, Limited	5,415,900	42,007,315	—	—	—	354,021
Laurent-Perrier	—	—	14,570	$663,000	$2,013,000	876,531
Maezawa Kasei Industries Company, Limited	38,000	517,168	—	—	—	316,404
Matsumoto Yushi-Seiyaku Company, Limited	450,000	11,183,186	—	—	—	588,676
Meitec Corporation	—	—	—	—	—	763,747
Nitto Kohki Company, Limited	555,100	11,572,286	10,000	226,271	(13,610)	708,348
Pfeiffer Vacuum Technology AG	—	—	—	—	—	3,555,184
Sansei Yusoki Company, Limited	188,380	1,117,861	—	—	—	145,882
Shimano Inc.	256,000	9,144,700	—	—	—	1,923,615
Shingakukai Company, Limited	434,000	2,565,382	—	—	—	135,361
Spotless Group Limited	—	—	762,987	3,082,206	(283,745)	1,090,125
Société Sucrière de Pithiviers-le-Vieil	393	288,868	—	—	—	1,379,864
T. Hasegawa Company, Limited	305,100	5,184,041	—	—	—	304,152
Yomeishu Seizo Company, Limited	1,407,400	13,302,699	—	—	—	239,627
Total					$1,715,645	$18,860,124

(d)	Security is deemed illiquid. At July 31, 2008, the value of these securities amounted to $34,214,617 or 0.40% of net assets.
(e)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2008 is shown below.

			Carrying Value
Security	Acquisition Date	Cost	Per Share/Principal
FINEL	7/14/1999	$9,152,131	$1.09
FINEL 9½% due 6/30/2017	6/22/2005	9,649,600	0.78
FINEL 9½% due 10/15/2017	10/11/2005	12,045,000	0.78
First NIS Regional Fund SICAV.	11/22/1994	1,000,000	0.50
Fregaté SAS 2% Conv. Pfd. due 3/31/2013	4/30/2004	3,620,400	31.16
Third Avenue Global Value Fund L.P.	6/30/1997	3,450,000	200.30

(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $27,347,462 or 0.32% of net assets.
(g)	Inflation protected security.
(h)	Held through Financiere Bleue, LLC

Foreign Currency Exchange Contracts

Purchases

Settlement			U.S. $ Value at	U.S. $	Unrealized	Unrealized
Dates	Foreign Currency To		July 31,	To Be	Appreciation at	Depreciation at
Through	Be Received		2008	Delivered	July 31, 2008	July 31, 2008
10/1/2008	136,857,000	Euro	$212,724,362	$209,534,910	$3,189,452	—
1/14/2009	90,703,000	Euro	140,219,400	140,700,308	—	$(480,908)
			352,943,762	350,235,218	3,189,452	(480,908)

Sales

Settlement			U.S. $	U.S. $ Value at	Unrealized	Unrealized
Dates	Foreign Currency To		To Be	July 31,	Appreciation at	Depreciation at
Through	Be Delivered		Received	2008	July 31, 2008	July 31, 2008
10/15/2008	121,028,000	Swiss franc	187,308,984	191,190,450	—	(3,881,466)
1/14/2009	1,256,085,000	Euro	1,942,946,992	1,929,443,851	13,503,141	—
			2,130,255,976	2,120,634,301	13,503,141	(3,881,466)
			$2,483,199,738	$2,470,869,519	$16,692,593	$(4,362,374)

See Notes to Schedule of Investments

First Eagle U.S. Value Fund

SCHEDULE OF INVESTMENTS

July 31, 2008

(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)
	Common and Preferred Stocks-U.S. - 58.70%

	Consumer Discretionary - 3.63%
260,600	International Speedway Corporation, Class ‘A’	$12,790,402	$9,587,474
122,390	McDonald’s Corporation	2,993,426	7,317,698
129,710	Weyco Group, Inc.	2,262,417	3,766,779
70,000	Hampshire Group, Limited (a)	1,171,963	420,000
600	St. John Knits International Inc. (a)	18,600	15,900
		19,236,808	21,107,851
	Consumer Staples - 1.61%
86,284	Anheuser-Busch Companies Inc.	4,491,536	5,846,604
168,915	Seneca Foods Corporation 0% Conv. Pfd. due 12/31/2049 (a)(c)(d)	2,542,171	3,547,215
		7,033,707	9,393,819
	Energy - 9.09%
143,420	Apache Corporation	9,507,222	16,087,421
126,970	Murphy Oil Corporation	6,509,946	10,123,318
161,760	Helmerich & Payne, Inc.	4,793,133	9,564,869
201,949	San Juan Basin Royalty Trust	7,534,947	7,708,393
87,718	ConocoPhillips Company	2,810,843	7,159,543
27,131	SEACOR Holdings Inc. (a)	2,047,306	2,270,051
		33,203,397	52,913,595
	Financials - 3.32%
269,510	American Express Company	11,740,112	10,004,211
117,655	Willis Group Holdings Limited	3,929,707	3,679,072
78,360	Legg Mason, Inc.	4,828,870	3,161,826
49,620	Mercury General Corporation	2,712,236	2,506,306
		23,210,925	19,351,415
	Health Care - 3.57%
210,600	Johnson & Johnson	12,774,354	14,419,782
90,840	Wellpoint Inc. (a)	5,010,131	4,764,558
40,000	Dentsply International Inc.	580,150	1,610,000
		18,364,635	20,794,340
	Holding Companies - 4.48%
228	Berkshire Hathaway Inc., Class ‘A’ (a)	20,623,345	26,094,600

	Industrials - 10.25%
540,440	Cintas Corporation	20,004,786	15,370,114
1,239,695	Blount International, Inc. (a)	13,695,961	14,045,744
290,862	UniFirst Corporation	8,235,507	13,021,892
139,980	3M Company	11,214,016	9,853,192
42,530	Alliant Techsystems	4,693,196	4,210,045
175,010	UTI Worldwide, Inc.	3,615,331	3,183,432
		61,458,797	59,684,419
	Materials - 0.86%
67,770	Vulcan Materials Company	4,567,047	4,350,157
484,470	Tronox Inc. Class ‘A’	5,166,266	673,413
		9,733,313	5,023,570
	Media - 3.19%
414,705	Comcast Corporation-Special Class ‘A’	8,952,943	8,518,041
336,742	Liberty Interactive (a)	5,856,746	4,724,490
102,830	CBS Corporation, Class ‘B’	2,969,115	1,682,299
58,216	Liberty Entertainment (a)	84,175	1,433,278
72,795	News Corporation, Class ‘A’	1,162,783	1,028,593

See Notes to Schedule of Investments

33,410	Viacom Inc. (a)	1,141,884	933,141
14,554	Liberty Capital (a)	711,727	226,169
		20,879,373	18,546,011
	Paper and Forest Products - 4.24%
249,405	Plum Creek Timber Company, Inc.	8,470,924	12,151,012
168,900	Rayonier Inc.	5,603,666	7,891,008
76,500	Deltic Timber Corporation	3,743,653	4,656,555
		17,818,243	24,698,575
	Precious Metals - 2.21%
268,302	Newmont Mining Corporation Holding Company	12,673,759	12,867,764

	Real Estate - 0.01%
8,000	LandCo LLC (a)(b)(c)(d)	27,840	27,840

	Retail - 6.85%
237,034	Wal-Mart Stores, Inc.	10,698,941	13,894,933
172,800	Costco Wholesale Corporation	7,069,497	10,831,104
235,796	Barnes & Noble, Inc.	7,376,766	5,578,933
143,090	Tiffany & Company	4,845,079	5,407,371
121,510	The Home Depot Inc.	3,161,756	2,895,583
129,220	Dillard’s Inc., Class ‘A’	2,516,729	1,306,414
		35,668,768	39,914,338
	Technology and Telecommunications - 3.53%
219,385	Microsoft Corporation	4,910,784	5,642,582
225,174	Intel Corporation	4,418,164	4,996,611
149,870	Linear Technology Corporation	4,906,570	4,653,464
162,040	Maxim Integrated Products	4,624,500	3,182,466
73,955	Dell Inc. (a)	1,662,205	1,817,074
150,000	Sanmina-SCI Corporation (a)	306,315	265,500
		20,828,538	20,557,697
	Utilities - 1.86%
194,840	IDACORP, Inc.	6,265,544	5,808,180
88,100	CalEnergy Capital Trust 6.5% Conv. Pfd.	3,778,987	4,052,600
40,000	Hawaiian Electric Industries, Inc.	845,477	989,600
		10,890,008	10,850,380
	Total Common and Preferred Stocks-U.S.	311,651,456	341,826,214

	Common Stocks -International - 4.66%

	Canada - 0.67%
187,427	Franco-Nevada (a)	2,937,492	3,899,697

	France - 3.52%
585,440	Sanofi-Aventis ADR	23,933,180	20,466,982

	United Kingdom - 0.47%
90,110	Amdocs Limited (a)	3,134,747	2,740,245

	Total Common Stocks - International	30,005,419	27,106,924

Ounces
Commodity - 6.18%
39,366	Gold bullion (a)	22,847,023	35,990,344

Principal
Amount
Note and Bonds - 17.54%

U.S. Government Obligation - 0.73%
$4,080,789	U.S. Treasury Inflation Index Note 2.375% due 4/15/2011 (e)	$4,200,648	$4,250,080

See Notes to Schedule of Investments

		U.S. Corporate Bonds - 16.81%
	500,000	American Standard Companies Inc. 8.25% due 6/1/2009	504,232		514,814
	814,345	Avis Budget Car Rental LLC 7.625% due 5/15/2014	799,090		582,257
	600,000	Bausch & Lomb Inc. 7.125% due 8/1/2028	511,350		528,000
	8,000,000	Beazer Homes USA, Inc. 8.625% due 5/15/2011	6,755,715		6,520,000
	18,300,000	Blount International Inc. 8.875% due 8/1/2012	18,539,894		18,620,250
	1,000,000	Briggs & Stratton Corporation 8.875% due 3/15/2011	1,022,557		1,005,000
	3,520,000	Celestica Inc. 7.625% 7/1/2013	3,301,743		3,379,200
	6,814,000	Celestica Inc. 7.875% 7/1/2011	6,582,747		6,882,140
	250,000	Elizabeth Arden Inc. 7.75% due 1/15/2014	250,000		236,875
	1,075,000	GATX Corporation 8.875% due 6/1/2009	1,062,789		1,104,277
	250,000	Jostens, Inc. 10.25% due 12/1/2013 (a)	191,491		242,500
	5,000,000	Lear Corporation 8.75% due 12/1/2016	4,731,761		3,975,000
	6,862,000	Level 3 Financing, Inc. 9.25% due 11/1/2014	6,636,649		6,278,730
	2,000,000	Pulte Homes, Inc. 6.25% due 2/15/2013	1,793,392		1,810,000
	3,800,000	Sanmina-SCI Corporation 6.75% due 3/1/2013	3,321,754		3,401,000
	2,000,000	Sanmina-SCI Corporation 8.125% due 3/1/2016	1,746,102		1,790,000
	3,819,000	Sealy Mattress Company 8.25% due 6/15/2014	3,095,107		3,188,865
	12,786,000	Sirius Satellite Radio Inc. 9.625% due 8/1/2013	12,337,800		10,548,450
	1,000,000	Texas Industries, Inc. 7.25% due 7/15/2013	1,000,000		985,000
	11,975,000	Tronox Worldwide LLC 9.5% due 12/1/2012	11,335,862		7,484,375
	8,808,000	Valassis Communications, Inc 8.25% due 3/1/2015	8,054,466		7,442,760
	5,424,000	Yankee Acquisition Corporation 8.5% due 2/15/2015	5,521,169		4,013,760
	12,697,000	Yankee Acquisition Corporation 9.75% due 2/15/2017	12,691,670		7,364,260
			111,787,340		97,897,513

		Total Note and Bonds	115,987,988		102,147,593

		Commercial Paper - 12.39%
		U.S. Commercial Paper - 5.80%
$5,902,000		Hewlett-Packard Company 2.1% due 8/11/2008	$5,898,557		$5,898,557
	9,322,000	Kraft Foods Inc. 2.33% due 8/1/2008	9,322,000		9,322,000
	18,563,000	Starbucks Corporation 2.6% due 8/1/2008	18,563,000		18,563,000
			33,783,557		33,783,557
		International Commercial Paper - 6.59%
		Finland - 0.76%
USD	4,407,000	Nokia Corporation 2.32% due 8/21/2008	4,401,320		4,401,320

		France - 3.32%
USD	19,374,000	Air Liquide 2.25% due 8/26/2008	19,343,728		19,343,728

		Germany - 2.51%
USD	4,757,000	Henkel AG & Company KGaA 2.18% due 8/5/2008	4,755,848		4,755,848
USD	9,865,000	Henkel AG & Company KGaA 2.2% due 8/4/2008	9,863,191		9,863,191
			14,619,039		14,619,039
		Total Commercial Paper	72,147,644		72,147,644

		Total Investments - 99.47%	$552,639,530	*	579,218,719

		Other assets in excess of liabilities - 0.53%			3,100,062

		Net assets - 100.00%			$582,318,781

*	At July 31, 2008 cost is substantially identical for both book and federal income tax purposes.

ADR - American Depository Receipt

Sector/Industry Classifications for International Investments and Bonds	Percent of Net Assets
Consumer Discretionary	4.83%
Consumer Staples	0.04%
Financials	0.19%
Government Issues	0.73%
Health Care	3.61%
Industrials	3.39%
Materials	2.12%
Media	3.09%
Technology and Telecommunications	4.20%

(a)	Non-income producing security.
(b)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2008 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal
LandCo LLC	9/6/2006	$27,840	$3.48

(c)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $3,575,055 or 0.61% of net assets.
(d)	Security is deemed illiquid. At July 31, 2008, the value of these securities amounted to $3,575,055 or 0.61% of net assets.
(e)	Inflation protected security.

See Notes to Schedule of Investments

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS

July 31, 2008

(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)

	Common Stocks - 71.19%
	Australia - 11.38%
2,219,140	Newcrest Mining Limited	$29,675,217	$61,511,383
16,395,285	Lihir Gold Limited (a)	18,616,998	41,930,611
3,354,037	Kingsgate Consolidated Limited (a)	12,211,138	17,975,709
1,850,800	Independence Group NL	8,497,001	5,046,622
		69,000,354	126,464,325
	Canada - 29.35%
2,598,122	Kinross Gold Corporation	22,681,595	47,155,914
1,039,514	Barrick Gold Corporation	28,711,871	44,023,418
6,098,112	IAMGOLD Corporation	34,189,335	40,665,988
1,042,020	Goldcorp Inc.	29,297,244	38,919,447
2,046,209	Yamana Gold Inc.	23,982,805	25,292,917
4,621,350	Aurizon Mines Limited (a)	6,761,828	21,568,105
2,136,414	Minefinders Corporation (a)	17,893,103	21,067,937
2,537,361	New Gold Inc.	3,861,514	15,112,187
1,460,290	Gammon Gold Inc. (a)	11,861,973	14,970,753
1,664,518	NovaGold Resources Inc. (a)	16,949,744	14,414,726
2,307,906	Dundee Precious Metals, Inc., Class ‘A ’ (a)	16,150,658	13,362,510
1,440,280	Aurelian Resources Inc. (a)	9,491,326	9,182,805
416,533	Franco-Nevada Corporation (a)	6,880,485	8,666,587
98,763	Agnico-Eagle Mines Limited	841,823	5,409,690
1,787,980	Richmont Mines, Inc. (a)(b)	5,728,117	4,888,053
1,187,050	Etruscan Resources Inc. (a)	2,920,234	1,379,213
		238,203,655	326,080,250
	Mexico - 4.78%
2,009,860	Industrias Peñoles, SAB de C.V.	5,094,344	53,063,364

	South Africa - 15.36%
1,539,110	Randgold Resources Limited ADR	27,489,983	78,771,650
4,084,934	Gold Fields Limited ADR	59,359,383	48,243,070
3,225,243	Harmony Gold Mining Company Limited ADR (a)	35,036,507	34,864,877
265,399	AngloGold Ashanti Limited ADR	7,394,857	8,750,205
		129,280,730	170,629,802
	United States - 9.37%
1,221,987	Newmont Mining Corporation Holding Company	50,188,200	58,606,496
1,276,851	Royal Gold, Inc.	27,030,638	45,558,044
		77,218,838	104,164,540
	United Kingdom - 0.95%
182,514	Anglo American Plc	11,359,280	10,565,979

	Total Common Stocks	530,157,201	790,968,260

	Warrants -0.00%
400,000	Canyon Resources Corporation warrants exp 12/01/2008 (a)(c)(d)	—	—

See Notes to Schedule of Investments.

Ounces
Commodity - 28.39%
344,969	Gold bullion (a)	151,703,605	315,387,499

Principal
Amount
	U.S. Commercial Paper - 0.69%
$7,690,000	Starbucks Corporation 2.6% due 8/1/2008	7,690,000		7,690,000

	Total Investments - 100.27%	$689,550,806	*	1,114,045,759

	Liabilities in excess of other assets - (0.27%)			(2,961,846)

	Net Assets - 100.00%			$1,111,083,913

*	At July 31, 2008 cost is substantially identical for both book and federal income tax purposes.

ADR - American Depository Receipt

(a)	Non-income producing security/commodity.
(b)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

Following is a summary of transactions with each such affiliate for the nine months ended July 31, 2008.

	Sale
Affiliate	Shares	Cost
Richmont Mines, Inc.	10,500	$55,288

(c)	Security is deemed illiquid. At July 31, 2008, the value of these securities amounted to $0 or 0.00% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $0 or 0% of net assets.

See Notes to Schedule of Investments.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS

July 31, 2008

(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)
	Common and Preferred Stocks - U.S. - 73.74%

	Biotechnology - 1.25%
178,500	Amgen Inc. (a)	$11,217,363	$11,179,455

	Consumer Discretionary - 5.12%
439,550	The Stanley Works	21,414,766	19,551,184
310,800	Starwood Hotels & Resorts Worldwide, Inc.(b)	15,589,982	10,657,332
333,290	The DIRECTV Group, Inc. (a)	7,738,203	9,005,496
169,980	Autoliv Inc.	7,841,579	6,636,019
		52,584,530	45,850,031

	Consumer Staples - 1.23%
517,390	Dean Foods Company (a)	7,242,854	11,020,407

	Energy - 16.91%
808,950	Teekay Corporation	34,607,895	35,326,846
310,890	Devon Energy Corporation (b)	23,509,480	29,500,352
637,050	Dresser-Rand Group Inc. (a)	21,159,556	24,271,605
550,365	Atlas America Inc.	17,387,083	20,385,520
523,400	Denbury Resources Inc. (a)(b)	9,088,505	14,728,476
439,480	McMoRan Exploration Company (a)(b)	6,414,584	11,791,248
221,240	Rowan Companies, Inc.	9,566,408	8,805,352
190,830	Teekay Tankers Limited	3,567,512	4,324,208
135,200	Teekay Offshore Partners LP	2,726,300	2,297,048
		128,027,323	151,430,655

	Health Care Services - 6.39%
326,720	Edwards Lifesciences Corporation (a)	14,547,503	20,478,810
194,400	Baxter International Inc.	9,493,868	13,337,784
301,590	Chemed Corporation	14,870,949	12,908,052
638,610	HealthSouth Corporation (a)	15,387,962	10,485,976
		54,300,282	57,210,622

	Industrials - 9.29%
290,850	General Dynamics Corporation (b)	17,308,880	25,926,369
230,300	Precision Castparts Corporation (b)	17,209,197	21,516,929
938,770	DynCorp International Inc. (a)	12,620,869	14,776,240
307,500	WESCO International Inc. (a)	16,676,819	11,577,375
129,520	Tyco International Limited	5,548,024	5,771,411
108,210	Armstrong World Industries, Inc.	4,413,036	3,647,759
		73,776,825	83,216,083

	Information Technology - 11.90%
594,530	DST Systems Inc. (a)	32,770,135	35,927,448
3,724,678	LSI Corporation (a)	27,138,483	25,849,265
673,030	Agilent Technologies Inc. (a)(b)	20,636,684	24,269,462
561,320	Savvis Communications (a)(b)	10,577,432	9,054,092
1,778,720	Atmel Corporation (a)	6,961,680	6,278,882
291,960	Brooks Automation, Inc.	3,673,182	2,280,208
146,500	L-1 Identity Solutions, Inc. (a)	2,007,145	1,973,355
111,910	Lawson Software, Inc. (a)	899,414	907,590
		104,664,155	106,540,302

	Materials - 14.23%
265,030	Praxair, Inc. (b)	18,641,271	24,841,262
874,520	Crown Holdings Inc. (a)	15,848,464	24,512,796
546,230	Celanese Corporation, Series ‘A’	21,532,173	21,046,242
316,070	Eastman Chemical Company (b)	19,660,368	18,951,557
373,250	Ball Corporation	11,855,646	16,639,485
425,060	Eagle Materials Inc.	17,862,474	10,545,739
301,670	Valspar Corpoartion	6,438,850	6,537,189
103,250	Owens-Illinois, Inc. (a)	4,475,371	4,361,280
		116,314,617	127,435,550

See Notes to Schedule of Investments

	Pharmaceuticals - 4.24%
1,044,850	Valeant Pharmaceuticals International (a)	14,730,413	17,887,832
1,121,810	PDL BioPhama, Inc.	14,819,902	12,530,618
918,685	Enzon Pharmaceuticals, Inc. (a)	8,127,876	7,514,843
		37,678,191	37,933,293
	Telecommunication Services - 3.18%
315,650	Leap Wireless International Inc. (a)	13,541,371	13,613,984
1,171,592	General Communication Inc. (a)	7,522,774	10,509,180
265,600	Global Crossing Limited (a)	5,380,649	4,385,056
		26,444,794	28,508,220

	Total Common and Preferred Stocks–U.S.	612,250,934	660,324,618

	Common Stocks – International - 4.28%

	Canada - 2.71%
3,730,750	UTS Energy Corporation (a)	20,108,391	18,577,255
406,110	MDS Inc.(a)	7,104,569	5,689,601
		27,212,960	24,266,856
	Singapore - 0.55%
220,440	Verigy Limited (a)	3,954,204	4,900,381

	United Kingdom - 1.02%
181,274	Shire Plc ADR	4,963,500	9,125,333
	Total Common Stock – International	36,130,664	38,292,570

	Warrants - U.S. - 0.00%
1,470,588	Regen Biologics Inc. (a)(b)(c)(d)(e)	—	—
	Total Warrants - U.S.	—	—

	Short-Term Investments - 24.05%

	U.S. Government Obligations - 19.87%
123,000,000	United States Treasury Bill 1.4% due 8/14/2008	122,948,921	122,948,921
55,000,000	United States Treasury Bill 1.71% due 8/21/2008	54,954,167	54,954,167
		177,903,088	177,903,088
	Repurchase Agreement - 4.18%
37,415,479	State Steet Bank and Trust 1%, dated 7/31/2008, due 8/1/2008, (collateralized by $38,430,000 U.S. Treasury Bonds valued at $38,164,833)	37,415,479	37,415,479
	Total Short-Term Investments	215,318,567	215,318,567
	Total Investment Portfolio Excluding Options Written	863,700,165	913,935,755

Contracts		Expiration Date	Premium Received	Value
	Covered Call Options Written - (0.34%)
104	Agilent Technologies Inc. @ $35	Aug 2008	(15,652)	(21,008)
730	Amgen Inc. @ $65	Sept 2008	(127,384)	(167,900)
698	Amgen Inc. @ $62.5	Sept 2008	(256,514)	(240,810)
295	Ball Corporation @ $45	Sept 2008	(63,572)	(71,095)
129	Denbury Resources Inc. @ $30	Aug 2008	(66,437)	(11,610)
93	Devon Energy Corporation @ $110	Aug 2008	(70,447)	(5,115)
216	Devon Energy Corporation @ $105	Aug 2008	(112,979)	(24,840)
91	Devon Energy Corporation @ $105	Sept 2008	(39,812)	(35,490)
76	Devon Energy Corporation @ $100	Aug 2008	(106,209)	(17,290)
92	Devon Energy Corporation @ $100	Sept 2008	(57,730)	(45,540)
93	Devon Energy Corporation @ $95	Aug 2008	(49,987)	(40,920)
637	Dresser-Rand Group Inc @ $40	Sept 2008	(109,882)	(111,475)
1,176	Dresser-Rand Group Inc @ $35	Sept 2008	(312,283)	(670,320)
272	Eastman Chemical Company @ $60	Sept 2008	(84,757)	(70,040)
140	General Dynamics Corporation @ $80	Aug 2008	(104,649)	(129,500)
439	McMoRan Exploration Company @ $25	Sept 2008	(152,552)	(153,650)
517	Praxair, Inc. @ $85	Aug 2008	(386,455)	(470,470)
353	Precision Castparts Corporation @ $100	Sept 2008	(258,866)	(120,020)
94	Precision Castparts Corporation @ $95	Sept 2008	(55,225)	(51,230)
192	Rowan Companies, Inc. @ $47.5	Aug 2008	(46,560)	(3,360)
206	Rowan Companies, Inc. @ $45	Aug 2008	(32,445)	(11,330)
344	Starwood Hotels & Resorts Worldwide, Inc. @ $55	Aug 2008	(142,099)	(1,720)
386	Starwood Hotels & Resorts Worldwide, Inc. @ $35	Sept 2008	(96,056)	(97,465)
208	Teekay Corporation @ $45	Sept 2008	(41,080)	(49,400)
352	Teekay Corporation @ $40	Aug 2008	(104,719)	(153,120)

See Notes to Schedule of Investments

2,708	Valeant Pharmaceuticals International @ $17.5	Sept 2008	(284,846)	(297,880)
	Total Covered Call Options Written		(3,179,197)	(3,072,598)

	Total Investment Portfolio - 101.73%		$860,520,968 *	910,863,157

	Liabilities in excess of other assets - (1.73%)			(15,512,827)

	Net Assets - 100.00%			$895,350,330

*	At July 31, 2008 cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classifications for International Investments	Percent of Net Assets
Energy	2.08%
Health Care Services	0.63%
Information Technology	0.55%
Pharmaceuticals	1.02%

(a)	Non-income producing security.
(b)	At July 31, 2008 all or a portion of this security was segregated to cover collateral requirement for options.
(c)	Security is deemed illiquid. At July 31, 2008, the value of these securities amounted to $0 or 0.00% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $0 or 0% of net assets.
(e)	All or a portion of the security is exempt from registration under the Securities Act of 1933.

See Notes to Schedule of Investments

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified.  The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002).  First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002.  The First Eagle Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. The First Eagle Gold Fund’s investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. The First Eagle Fund of America is a U.S. equity fund with a unique event-driven bias that seeks capital appreciation.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Note 1 - Investment valuation— Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 pm E.S.T).   Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars.  Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond-specific thresholds) occurring after the close of the foreign market may require fair valuation of securities traded on that foreign market.  The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund.

Note 2 - Options

For the nine months ended July 31, 2008, First Eagle Fund of America had the following written options transactions:

	Number of Contracts	Premium
Options outstanding at October 31, 2007	30,492	$15,679,877
Options written	67,575	30,596,998
Options assigned	(4,250)	(2,138,172)
Options expired/closed	(83,176)	(40,959,506)
Options outstanding at July 31, 2008	10,641	$3,179,197

As of July 31, 2008, portfolio securities valued at $48,424,160 were segregated to cover collateral requirements for written options.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Joseph T. Malone
Joseph T. Malone, Chief Financial Officer		Date: September 29, 2008

\s\ John P. Arnhold
John P. Arnhold, President		Date: September 29, 2008